Long-Term Borrowing (Details)	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 23, 2022 CNY (¥)
Long-Term Borrowing [Line Items]
Maturing year	1 year				1 year
Loan amount						¥ 5,000,000
Interest rate of long term debt						4.15%
Remaining balance	¥ 3,800,000				$ 528,629
Outstanding			¥ 4,400,000
Interest expenses	174,923	$ 24,334	¥ 192,755	¥ 172,578
Long Term Loan [Member]
Long-Term Borrowing [Line Items]
Debt repaid	¥ 50,000				$ 6,956